Schedule I—Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2023
Schedule I—Condensed Financial Information of the Company [Abstract]
Schedule of Balance Sheet	Balance Sheets
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
			Note2(u)
ASSETS:
Current assets:
Cash and cash equivalents	38,512	23,595	3,323
Short term investments	27,619	—	—
Other receivables and amounts due from subsidiaries and affiliates	417,613	450,933	63,513
Total current assets	483,744	474,528	66,836
Non-current assets:
Investment in subsidiaries	2,520,667	3,010,729	424,052
Investment in an affiliate	4,035	—	—
Other non-current asset	—	13,461	1,896
Total assets	3,008,446	3,498,718	492,784

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	1,385,043	1,427,456	201,053
Total liabilities	1,385,043	1,427,456	201,053
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,074,291,784 and 1,158,913,224 shares, of which 1,072,842,484 and 1,134,236,184 shares were outstanding as of December 31, 2022 and 2023, respectively)	8,091	8,675	1,222
Treasury Stock	(10)	(178)	(25)
Additional paid-in capital	461	162,721	22,919
Retained earnings	1,647,504	1,927,981	271,550
Accumulated other comprehensive loss	(32,643)	(27,936)	(3,935)
Total equity	1,623,403	2,071,263	291,731
Total liabilities and shareholders’ equity	3,008,446	3,498,719	492,784

Schedule of Statements of Income and Comprehensive Income	Statements of Income and Comprehensive Income
	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
General and administrative expenses	(331)	(11,318)	(11,018)	(1,552)
Selling expenses	—	—	(13,627)	(1,919)
Interest income	2	5	1,201	169
Others, net	—	17,495	17,009	2,395
Equity in earnings of subsidiaries and an affiliate	251,318	94,090	286,912	40,411
Net Income attributable to the Company’s shareholders	250,989	100,272	280,477	39,504
Other comprehensive income (loss):
Foreign currency translation adjustments	(9,116)	3,728	2,249	317
Unrealized net gains on available-for-sale investments	6,252	(1,919)	2,458	346
Share of other comprehensive (loss) gain of affiliates	(1,281)	4,688	—	—
Comprehensive income attributable to the Company’s shareholders	246,844	106,769	285,184	40,167

Schedule of Statements of Cash Flows	Statements of Cash Flows
	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net income	250,989	100,272	280,477	39,504
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(251,318)	(94,090)	(312,323)	(43,990)
Compensation expenses associated with stock options	—	461	17,095	2,408
Other non-cash adjustments	—	—	(22,569)	(3,179)
Changes in operating assets and liabilities:
Other receivables	392	—	(20)	(3)
Accrued payroll and Other payables	(847)	696	820	116
Net cash (used in) from operating activities	(784)	7,339	(36,520)	(5,144)
Cash flows (used in) generated from investing activities
Changes in investment in subsidiaries and an affiliate	43,757	907,006	2,458	346
Advances to subsidiaries and affiliates	157,582	(689,780)	(10,005)	(1,409)
Proceeds from disposal of short-term investments	—	10,095	27,639	3,893
Net cash generated from investing activities	201,339	227,321	20,092	2,830
Cash flows generated from (used in) financing activities:
Proceeds on exercise of stock options	—	2	—	—
Dividends paid	(242,518)	(317,730)	—	—
Repurchase of ordinary shares from open market	—	(3,984)	(29,044)	(4091)
Net cash generated used in financing activities	(242,518)	(321,712)	(29,044)	(4,091)
Net decrease in cash and cash equivalents	(41,963)	(87,052)	(45,472)	(6,405)
Cash and cash equivalents and restricted cash at beginning of year	66,345	14,507	38,512	5,424
Effect of exchange rate changes on cash and cash equivalents	(9,875)	111,057	30,555	4,304
Cash and cash equivalents and restricted cash at end of the year	14,507	38,512	23,595	3,323